Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Net Income of Consolidated Partially-Owned Entities and Attribution of Net Income to Controlling and Non-controlling Interests
The total net income of Teekay’s consolidated partially-owned entities and the attribution of that net income to controlling and non-controlling interests is as follows:

	Net income (loss) attributable to non-controlling interests					Controlling Interest			Net income (loss) of consolidated partially-owned entities (1)
	Non-public partially-owned subsidiaries	Preferred unit holders	Distri- buted Earnings(2)	Undistri- buted Earnings	Total Net income (loss) attribut- able	Distri- buted Earnings	Undistri- buted Earnings	Total Controlling Interest (Teekay)
Teekay Offshore	11,858	45,835	41,688	(46,155)	53,226	18,378	(27,129)	(8,751)	44,475
Teekay LNG	17,514	2,719	30,444	60,545	111,222	15,026	31,717	46,743	157,965
Teekay Tankers	—	—	—	47,459	47,459	—	14,820	14,820	62,279
Other entities and eliminations	—	—	—	—	(2,061)
For the Year Ended December 31, 2016	29,372	48,554	72,132	61,849	209,846
Teekay Offshore	13,911	28,609	119,971	(103,949)	58,542	70,414	(38,913)	31,501	90,043
Teekay LNG	16,627	—	120,482	(1,510)	135,599	82,791	(880)	81,911	217,510
Teekay Tankers	—	—	—	129,725	129,725	—	47,202	47,202	176,927
Other entities and eliminations	—	—	—	—	(557)
For the Year Ended December 31, 2015	30,538	28,609	240,453	24,266	323,309
Teekay Offshore	10,503	10,875	136,743	(150,724)	7,397	71,166	(60,907)	10,259	17,656
Teekay LNG	13,489	—	143,292	(26,116)	130,665	101,946	(13,684)	88,262	218,927
Teekay Tankers	—	—	—	41,048	41,048	—	16,094	16,094	57,142
Other entities and eliminations	—	—	—	—	(351)
For the Year Ended December 31, 2014	23,992	10,875	280,035	(135,792)	178,759

(1)	Includes earnings from common shares and preferred shares.

(2)
Excludes the results of the acquisition of interests in vessels between Teekay Corporation, Teekay Offshore and Teekay Tankers during the periods the vessels were under common control and had begun operations.

Summary of Capitalized Dry Docking Costs
The continuity of capitalized dry-docking costs for the years ended December 31, 2016, 2015, and 2014, is summarized as follows:

	Year Ended December 31,
	2016 $	2015 $	2014 $
Balance at the beginning of the year	150,702	135,331	118,194
Costs incurred for dry dockings	47,980	69,927	74,018
Dry-dock amortization	(55,026)	(47,271)	(50,926)
Write-down / sales of vessels	(7,956)	(7,285)	(5,955)
Balance at the end of the year	135,700	150,702	135,331

Summary of Financing Receivables
The following table contains a summary of the Company’s financing receivables by type of borrower, the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis, and the grade as of December 31, 2016.

			December 31,
Class of Financing Receivable	Credit Quality Indicator	Grade	2016 $	2015 $
Direct financing leases	Payment activity	Performing	660,594	684,129
Other loan receivables
Loans to equity-accounted investees and joint venture partners	Other internal metrics	Performing	304,030	191,517
Long-term receivable included in other assets	Payment activity	Performing	17,712	37,032
			982,336	912,678

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) attributable to shareholders of Teekay for the periods presented.

	Qualifying Cash Flow Hedging Instruments $	Pension Adjustments $	Unrealized (Loss) Gain on Available for Sale Marketable Securities $	Foreign Exchange Gain (Loss) on Currency Translation $	Total $
Balance as of December 31, 2013	17	(18,919)	(171)	1,884	(17,189)
Other comprehensive (loss) income	(485)	(10,969)	171	174	(11,109)
Balance as of December 31, 2014	(468)	(29,888)	—	2,058	(28,298)
Other comprehensive income (loss)	49	14,038	(463)	(217)	13,407
Balance as of December 31, 2015	(419)	(15,850)	(463)	1,841	(14,891)
Other comprehensive income	378	3,690	47	173	4,288
Balance as of December 31, 2016	(41)	(12,160)	(416)	2,014	(10,603)